Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Feb. 07, 2019
Registrant Name	Pacific Global ETF Trust
Central Index Key	0001747688
Amendment Flag	false
Document Creation Date	Feb. 06, 2019
Document Effective Date	Feb. 07, 2019
Prospectus Date	Feb. 07, 2019
Pacific Global US Equity Income ETF | Pacific Global US Equity Income ETF
Prospectus:
Trading Symbol	USDY